LEASES (Tables)	12 Months Ended
Sep. 30, 2020
Leases [Abstract]
Summary of Supplemental Information Related to Operating Lease
Supplemental cash flow information related to the operating lease
s
is as follow:

For the year ended September 30, 2020
US$
Cash payments for the operating leases	6,592
ROU assets obtained in exchange for the new operating lease liabilities	29

Summary of Lessee Operating Lease Liability Maturity
A summary of maturity analysis of the annual undiscounted cash flows for the operating lease liabilities as of September 30, 2020 is as follows:

US$
Years ending September 30, 2021	5,411
2022	4,986
2023	4,579
2024	4,666
2025	3,931
2026 and thereafter	8,806

Total future lease payments	32,379
Less: Imputed interest	(5,130)

Present value of operating lease liabilities	27,249

Operating Lease Commitments
As of September 30, 2019, the future minimum lease payments under the Group’s non-cancelable operating lease agreements based on ASC 840 are as follow:

US$
Years ending September 30, 2020	9,225
2021	5,169
2022	3,775
2023	3,701
2024	3,805
2025 and thereafter	21,195

Total future lease payments	46,870